SUPPLEMENT DATED MAY 24, 2019 TO
                       THE PROSPECTUS DATED MAY 23, 2019

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1896

            Emerging Markets Dividend Strategy Portfolio, Series 30
                              File No. 333-230515


     Notwithstanding anything to the contrary in the Prospectus, the third table under "Investment Summary - Emerging Markets Dividend Strategy Portfolio, Series 30 - Portfolio Diversification" is hereby deleted and replaced with the following:


              Market                                    Approximate
              Capitalization                   Portfolio Percentage
              --------------                   --------------------
              Small-Capitalization                            3.40%
              Mid-Capitalization                             23.33
              Large-Capitalization                           73.27
                                                            -------
              Total                                         100.00%
                                                            =======




                       Please keep for future reference.